BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Key officers [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Officers	Dec. 31, 2016 USD ($) Officers	Dec. 31, 2015 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 1,673	$ 1,714	$ 1,849
Share-based compensation	959	1,467	2,254
Benefits to key executive personnel	$ 2,632	$ 3,181	$ 4,103
The number of key officers employed by the entity during the year | Officers	7	10	8